Impairment testing of goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Impairment testing of goodwill and intangible assets
Impairment testing of goodwill and intangible assets
11.	Impairment testing of goodwill and intangible assets

The Group identified the following significant CGU’s: Payment Services, RealWeb, ROWI and Flocktory. As of December 31, 2022 the Goodwill is allocated to the three CGUs: Payment Services, RealWeb and Flocktory and intangible assets with indefinite useful life relates to two CGUs: Payment Services and ROWI.

An analysis and movement of the net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 10), is as follows:

	Goodwill			Indefinite life
	Payment services	Flocktory	RealWeb	license	Total
As of December 31, 2020	6,358	726	—	183	7,267
Addition	—	—	—	—	—
As of December 31, 2021	6,358	726	—	183	7,267
Addition (Note 6)	666	—	842	—	1,508
As of December 31, 2022	7,024	726	842	183	8,775

The Group tests its goodwill and the intangible assets with an indefinite useful life annually.

Goodwill and intangible assets with indefinite useful life

The recoverable amount of Payment Services CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by the Board of directors covering a three-year period (2023-2025) with the compounded annual growth rate of payment volume as 1.3%. The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Payment Services CGU is 21.1%. The growth rate applied to discounted terminal value projection beyond the forecast period is 4%.

With regard to the assessment of recoverable amounts of Payment Services CGU, management believes that no reasonably possible change in any of key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

As a result of annual impairment test the Group did not identify any impairment of Goodwill and intangible assets with indefinite useful life allocated to Payment Services CGU as of December 31, 2022 and as of December 31, 2021. As at December 31, 2020 the recoverable amount of Payment services CGU was determined on the basis of fair value less costs of disposal (Level 1).

The recoverable amount of Flocktory CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by the Board of directors covering a three-year period (2023-2025). The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Flocktory CGU is 23.4%. The growth rate applied to discounted terminal value projection beyond the forecast period is 2%.

With regard to the assessment of recoverable amounts of Flocktory CGU, management believes that no reasonably possible change in any of key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

11.	Impairment testing of goodwill and intangible assets (continued)

As a result of annual impairment test the Group did not identify any impairment of Goodwill allocated to Flocktory CGU as of December 31, 2022 and as of December 31, 2021.

It is belived, that goodwill allocated to RealWeb CGU had no impairment during the year 2022 as the acquisition was completed close to the year end, so that the carrying amounts of the assets of this CGU approximate their fair values as of December 31, 2022. The fair value of RealWeb CGU as of the acquisition date has been determined based on DCF model using cash flow projections covering a three-year period (2023-2025). The discount rate adjusted to specific risks applied to cash flow projections was 22%. The growth rate applied to discounted terminal value projection beyond the forecast period was 4%.

Other non-current assets

For the purpose of the impairment test on other non-current assets the Group estimated the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or CGU to which the asset relates.

For the years ended December 31, 2022, December 31, 2021 and December 31, 2020, the Group did not recognize any significant impairment of non-current assets.